INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The provision for (benefit from) income taxes consist of the following:

	For the Years Ended December 31,
	2017	2016	2015
	(Amounts in thousands)
Current
Federal	$581	$272	$1,546
State and local	951	1,058	1,373
Total current provision	1,532	1,330	2,919

Deferred
Federal	446	158	(454)
State and local	(22)	(425)	(450)
Total deferred provision	424	(267)	(904)
Provision for Income Taxes	$1,956	$1,063	$2,015

Summary of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net effect of temporary differences between the tax basis of an asset or liability and its reported amount on the Company’s consolidated balance sheets. These temporary differences result in taxable or deductible amounts in future years. The significant components of the Company's deferred tax assets and liabilities included on its consolidated balance sheet are as follows:

	As of December 31,
	2017	2016
	(Amounts in thousands)
Deferred tax assets
Tax goodwill	$557	$605
Basis difference in partnership interest	851	417
Unrealized losses	378	44
Stock-based compensation	173	216
New York City unincorporated business tax credit carryforward	700	512
Other items	118	207
Total deferred tax assets	2,777	2,001
Deferred tax liabilities
Accrued fee income	89	147
Other items	3	55
Total deferred tax liabilities	92	202
Net deferred tax assets	$2,685	$1,799

Reconciliation of Statutory to Effective Tax Rates
A reconciliation of the federal statutory tax rate to the effective tax rates for the years ended December 31, 2017, 2016 and 2015 are as follow:

	For the Years Ended December 31,
	2017	2016	2015
Federal statutory rate	34.0%	34.0%	34.0%
Income allocated to non-controlling interests	(29.8)%	(28.9)%	(26.8)%
State and local corporate income taxes	0.8%	1.2%	1.0%
Partnership unincorporated business tax	2.5%	4.2%	1.7%
Permanent differences	(0.6)%	—%	(2.9)%
Impact of U.S. tax reform (Tax Cuts and Jobs Act)	1.4%	—%	—%
Non-deductible stock-based compensation	2.0%	—%	—%
Other	(0.1)%	(0.8)%	1.9%
Effective tax rate	10.2%	9.7%	8.9%